UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04524

Putnam Global Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Global Income Trust
Class A [PGGIX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSA-0626

Putnam Global Income Trust
Class C [PGGLX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSC-0626

Putnam Global Income Trust
Class R [PGBRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$56	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR-0626

Putnam Global Income Trust
Class R5 [PGGDX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$26	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR5-0626

Putnam Global Income Trust
Class R6 [PGGEX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR6-0626

Putnam Global Income Trust
Class Y [PGGYX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$31	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$215,414,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	715
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSY-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Global Income Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 38
Notes to Financial Statements 43
Changes In and Disagreements with Accountants 60
Results of Meeting(s) of Shareholders 60
Remuneration Paid to Directors, Officers and Others 60
Board Approval of Management and Subadvisory Agreements 60

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.10 $9.41 $9.47 $11.95 $12.45
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.36 0.37 0.33 0.26 0.24
Net realized and unrealized gains (losses) (0.12) 0.15 0.60 (0.19) (2.54) (0.54)
Total from investment operations ........ 0.05 0.51 0.97 0.14 (2.28) (0.30)
Less distributions from:
Net investment income .............. (0.16) (0.51) (0.28) (0.19) (0.06) (0.20)
Tax return of capital ................ — — — (0.01) (0.14) —
Total distributions ................... (0.16) (0.51) (0.28) (0.20) (0.20) (0.20)
Net asset value, end of period .......... $9.99 $10.10 $10.10 $9.41 $9.47 $11.95
Total return
c
....................... 0.49% 5.24% 10.35% 1.45% (19.23)% (2.43)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.16% 1.24% 1.35% 1.26% 1.18%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.88% 0.90% 0.93% 0.93% 0.91% 0.88%
Net investment income ............... 3.40% 3.60% 3.69% 3.38% 2.38% 1.91%
Supplemental data
Net assets , end of period (000’s) ........ $69,496 $68,939 $75,726 $77,720 $78,619 $110,713
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.05 $10.05 $9.37 $9.43 $11.89 $12.39
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.28 0.29 0.25 0.17 0.14
Net realized and unrealized gains (losses) (0.12) 0.16 0.59 (0.18) (2.50) (0.53)
Total from investment operations ........ 0.01 0.44 0.88 0.07 (2.33) (0.39)
Less distributions from:
Net investment income .............. (0.12) (0.44) (0.20) (0.12) (0.04) (0.11)
Tax return of capital ................ — — — (0.01) (0.09) —
Total distributions ................... (0.12) (0.44) (0.20) (0.13) (0.13) (0.11)
Net asset value, end of period .......... $9.94 $10.05 $10.05 $9.37 $9.43 $11.89
Total return
c
....................... 0.11% 4.47% 9.47% 0.69% (19.77)% (3.19)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.87% 1.91% 1.99% 2.10% 2.01% 1.93%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.63% 1.65% 1.68% 1.68% 1.66% 1.63%
Net investment income ............... 2.65% 2.85% 2.94% 2.54% 1.55% 1.14%
Supplemental data
Net assets , end of period (000’s) ........ $1,650 $1,525 $1,936 $1,552 $2,143 $3,833
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.10 $9.41 $9.47 $11.94 $12.45
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.34 0.34 0.31 0.24 0.21
Net realized and unrealized gains (losses) (0.13) 0.15 0.61 (0.19) (2.54) (0.55)
Total from investment operations ........ 0.03 0.49 0.95 0.12 (2.30) (0.34)
Less distributions from:
Net investment income .............. (0.15) (0.49) (0.26) (0.17) (0.05) (0.17)
Tax return of capital ................ — — — (0.01) (0.12) —
Total distributions ................... (0.15) (0.49) (0.26) (0.18) (0.17) (0.17)
Net asset value, end of period .......... $9.98 $10.10 $10.10 $9.41 $9.47 $11.94
Total return
c
....................... 0.26% 4.98% 10.09% 1.20% (19.35)% (2.76)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.41% 1.49% 1.60% 1.51% 1.43%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.13% 1.15% 1.18% 1.18% 1.16% 1.13%
Net investment income ............... 3.15% 3.35% 3.44% 3.16% 2.18% 1.69%
Supplemental data
Net assets , end of period (000’s) ........ $1,022 $1,053 $1,221 $1,243 $1,460 $1,963
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.10 $9.41 $9.47 $11.94 $12.44
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.40 0.41 0.37 0.30 0.28
Net realized and unrealized gains (losses) (0.12) 0.15 0.60 (0.19) (2.53) (0.54)
Total from investment operations ........ 0.07 0.55 1.01 0.18 (2.23) (0.26)
Less distributions from:
Net investment income .............. (0.18) (0.55) (0.32) (0.23) (0.07) (0.24)
Tax return of capital ................ — — — (0.01) (0.17) —
Total distributions ................... (0.18) (0.55) (0.32) (0.24) (0.24) (0.24)
Net asset value, end of period .......... $9.99 $10.10 $10.10 $9.41 $9.47 $11.94
Total return
c
....................... 0.67% 5.63% 10.75% 1.82% (18.88)% (2.12)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.81% 0.86% 0.97% 0.90% 0.85%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.53% 0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ............... 3.74% 3.96% 4.06% 3.82% 2.76% 2.25%
Supplemental data
Net assets , end of period (000’s) ........ $64 $55 $51 $58 $32 $44
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.09 $10.10 $9.41 $9.47 $11.95 $12.45
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.40 0.41 0.38 0.31 0.29
Net realized and unrealized gains (losses) (0.12) 0.15 0.61 (0.19) (2.53) (0.54)
Total from investment operations ........ 0.07 0.55 1.02 0.19 (2.22) (0.25)
Less distributions from:
Net investment income .............. (0.18) (0.56) (0.33) (0.24) (0.08) (0.25)
Tax return of capital ................ — — — (0.01) (0.18) —
Total distributions ................... (0.18) (0.56) (0.33) (0.25) (0.26) (0.25)
Net asset value, end of period .......... $9.98 $10.09 $10.10 $9.41 $9.47 $11.95
Total return
c
....................... 0.70% 5.61% 10.88% 1.93% (18.88)% (2.05)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.73% 0.79% 0.90% 0.83% 0.78%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.48% 0.48% 0.48% 0.48% 0.48% 0.48%
Net investment income ............... 3.81% 4.03% 4.14% 3.84% 2.80% 2.31%
Supplemental data
Net assets , end of period (000’s) ........ $14,126 $14,496 $17,012 $22,287 $20,822 $30,989
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.10 $9.41 $9.47 $11.94 $12.44
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.39 0.40 0.36 0.28 0.27
Net realized and unrealized gains (losses) (0.12) 0.15 0.59 (0.19) (2.52) (0.53)
Total from investment operations ........ 0.06 0.54 0.99 0.17 (2.24) (0.26)
Less distributions from:
Net investment income .............. (0.17) (0.54) (0.30) (0.22) (0.07) (0.24)
Tax return of capital ................ — — — (0.01) (0.16) —
Total distributions ................... (0.17) (0.54) (0.30) (0.23) (0.23) (0.24)
Net asset value, end of period .......... $9.99 $10.10 $10.10 $9.41 $9.47 $11.94
Total return
c
....................... 0.62% 5.52% 10.62% 1.70% (18.98)% (2.19)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.91% 0.99% 1.10% 1.01% 0.93%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.63% 0.65% 0.68% 0.68% 0.66% 0.63%
Net investment income ............... 3.65% 3.85% 3.93% 3.64% 2.59% 2.17%
Supplemental data
Net assets , end of period (000’s) ........ $129,056 $127,144 $119,721 $56,728 $44,507 $88,836
Portfolio turnover rate ................ 138% 241% 693% 925% 989% 838%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Schedule of Investments (unaudited), April 30, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 217,238 $ 5,435,295
Total Management Investment Companies (Cost $ 5,401,724 ) ...................
5,435,295
Principal
Amount
*
Corporate Bonds 33.6%
Aerospace & Defense 1.2%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 685,000 699,629
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 24,000 22,687
Senior Bond , 6.125% , 2/15/33 ........................ United States 36,000 38,502
Senior Bond , 3.6% , 5/01/34 .......................... United States 97,000 87,212
Senior Bond , 3.25% , 2/01/35 ......................... United States 45,000 38,950
Senior Bond , 3.5% , 3/01/39 .......................... United States 85,000 68,646
Senior Bond , 6.875% , 3/15/39 ........................ United States 110,000 121,973
Senior Bond , 3.375% , 6/15/46 ........................ United States 62,000 42,771
Senior Bond , 3.9% , 5/01/49 .......................... United States 188,000 138,240
Senior Bond , 6.858% , 5/01/54 ........................ United States 139,000 154,507
Senior Bond , 3.95% , 8/01/59 ......................... United States 165,000 114,694
Senior Note , 2.7% , 2/01/27 .......................... United States 152,000 150,259
Senior Note , 6.259% , 5/01/27 ........................ United States 3,000 3,051
Senior Note , 6.298% , 5/01/29 ........................ United States 5,000 5,245
b
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 165,000 163,190
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 90,000 88,582
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 60,000 59,103
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 80,000 79,017
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 35,000 34,013
Senior Bond , 5.95% , 2/01/37 ......................... United States 287,000 305,460
Senior Note , 3% , 1/15/29 ........................... United States 174,000 167,841
2,583,572
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 50,000 52,556
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 200,000 208,942
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 497,000 506,053
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 85,000 86,690
854,241
Banks 4.3%
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 199,510
Bank of America Corp. ,
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 98,000 100,269
Senior Note , 4.948% to 7/21/27, FRN thereafter , 7/22/28 .... United States 368,000 370,235
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 97,000 98,826
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 210,000 210,808
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 597,000 554,770
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 352,148
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 200,000 197,724
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 254,538

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 400,000 $ 400,000
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 246,612
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 295,000 295,324
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 200,000 205,170
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 190,000 192,441
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 416,000 422,636
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 485,000 479,690
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 60,000 62,529
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 414,542
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 225,888
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 282,844
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 276,517
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 133,000 136,244
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 1,080,000 1,089,081
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 337,000 343,062
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 121,000 125,588
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 95,000 96,424
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 542,688
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 301,000 299,959
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 65,000 65,351
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 248,445
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 185,295
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 255,586
Wells Fargo & Co. ,
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 220,000 224,874
Sub. Bond , 4.3% , 7/22/27 ........................... United States 200,000 199,793
9,655,411
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 105,000 104,796
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 63,000 63,897
Senior Bond , 4.75% , 3/15/36 ......................... United States 40,000 39,129
Senior Note , 4.4% , 3/15/33 .......................... United States 125,000 122,748
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 93,000 89,491

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc., (continued)
Senior Note , 5.25% , 3/02/30 ......................... United States 185,000 $ 189,718
504,983
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 149,000 146,872
Senior Bond , 5.8% , 3/13/56 .......................... United States 20,000 19,699
Senior Bond , 6.05% , 3/13/76 ......................... United States 130,000 128,192
Senior Note , 4.55% , 3/13/33 ......................... United States 100,000 98,831
393,594
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 95,000 95,514
Capital Markets 1.8%
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 166,284
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 57,000 56,855
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 85,000 83,131
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 70,000 69,855
Sub. Bond , 5.95% , 1/15/27 .......................... United States 172,000 174,067
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 199,668
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 300,000 300,194
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 128,000 134,029
Senior Note , 5.2% , 3/15/30 .......................... United States 218,000 220,185
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 130,000 127,249
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 130,000 130,316
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 733,000 740,681
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 267,000 269,305
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 285,000 289,797
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 130,000 127,945
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 190,000 188,576
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 30,000 30,917
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 451,000 427,041
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 31,001
3,767,096
Chemicals 0.1%
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 155,000 102,829
Commercial Services & Supplies 0.6%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 378,000 386,010
Waste Connections, Inc. ,
Senior Bond , 5% , 3/01/34 ........................... United States 463,000 466,608
Senior Bond , 4.8% , 7/15/36 .......................... United States 155,000 151,793
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 149,302
1,153,713

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 52,000 $ 46,995
Senior Bond , 5.4% , 4/15/34 .......................... United States 215,000 217,939
Senior Note , 4.85% , 8/15/30 ......................... United States 59,000 59,494
324,428
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 660,000 603,419
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 148,178
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 181,011
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 312,867
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 270,000 276,756
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 295,000 293,568
Capital One Financial Corp. ,
Senior Note , 1.878% to 11/01/26, FRN thereafter , 11/02/27 .. United States 104,000 102,593
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 165,000 162,387
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,449
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 105,000 105,006
Senior Note , 4.2% , 10/27/28 ......................... United States 70,000 69,441
Senior Note , 5.8% , 1/07/29 .......................... United States 175,000 180,098
Senior Note , 4.9% , 10/06/29 ......................... United States 66,000 66,440
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 159,000 158,429
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 180,000 188,212
3,049,854
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 54,000 47,059
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 483,000 457,287
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 253,362
757,708
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 130,000 129,125
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 292,000 286,476
Senior Secured Note , 5.5% , 4/15/28 ................... United States 25,000 25,471
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 173,627
614,699
Diversified REITs 0.5%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 257,000 261,047
Senior Note , 4.75% , 2/15/28 ......................... United States 165,000 165,287
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 62,000 61,570

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc., (continued)
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 510,000 $ 496,887
984,791
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 9,000 7,612
Senior Bond , 5.125% , 4/30/36 ........................ United States 110,000 108,238
Senior Bond , 6.2% , 10/30/56 ......................... United States 90,000 89,216
Senior Note , 4.1% , 2/15/28 .......................... United States 95,000 94,662
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 490,000 508,502
Comcast Corp. , Senior Bond , 2.35% , 1/15/27 ..............
United States 368,000 363,740
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 305,000 305,092
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 229,150
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 155,000 152,179
Verizon Communications, Inc. ,
Senior Bond , 5.25% , 4/02/35 ......................... United States 58,000 58,010
Senior Bond , 5.875% , 11/30/55 ....................... United States 80,000 77,368
Senior Note , 4.75% , 1/15/33 ......................... United States 116,000 114,505
2,108,274
Electric Utilities 2.9%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 285,000 283,592
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 95,000 94,743
Senior Bond , 5.625% , 3/01/33 ........................ United States 98,000 101,388
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 165,000 167,404
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 125,000 122,270
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 368,000 363,200
Senior Bond , 5.8% , 6/15/54 .......................... United States 63,000 60,313
Senior Note , 4.85% , 1/05/29 ......................... United States 26,000 26,259
b
Enel Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 410,000 463,166
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 235,000 231,222
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 49,748
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 126,000 129,293
Senior Note , 5.15% , 3/15/29 ......................... United States 383,000 390,207
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 154,917
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 121,000 121,906
Senior Bond , 5.25% , 3/15/34 ......................... United States 275,000 280,326
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 304,309
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 368,000 365,521
Senior Bond , 5.9% , 3/15/55 .......................... United States 40,000 39,221
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 180,000 181,381

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 117,000 $ 121,580
Senior Bond , 5.2% , 5/01/36 .......................... United States 20,000 19,489
Senior Bond , 4.95% , 7/01/50 ......................... United States 90,000 74,800
Senior Bond , 6.75% , 1/15/53 ......................... United States 170,000 177,639
Senior Note , 5.55% , 5/15/29 ......................... United States 324,000 331,397
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 167,000 173,220
Senior Note , 5.5% , 3/15/29 .......................... United States 26,000 26,738
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 100,000 100,205
Senior Bond , 4.95% , 3/15/36 ......................... United States 240,000 234,068
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 230,000 225,104
b
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 368,000 380,027
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 85,000 82,538
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 224,000 222,918
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 184,000 180,623
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 193,583
6,474,315
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 196,971
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 475,000 469,601
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 219,000 213,274
Senior Bond , 5.8% , 3/15/56 .......................... United States 50,000 48,525
928,371
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 240,000 234,693
Entertainment 0.3%
b
Netflix, Inc. ,
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 435,000 EUR 521,632
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 20,000 20,554
542,186
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 145,906
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 389,247
535,153
Food Products 1.0%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 45,000 44,946
b
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 45,000 44,310
Senior Note , 3% , 2/02/29 ........................... United States 192,000 184,523
Senior Note , 6.75% , 3/15/34 ......................... United States 20,000 21,748
Senior Note , 5.95% , 4/20/35 ......................... United States 45,000 46,632
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 32,000 27,365
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 47,000 52,941

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 65,000 $ 70,814
Senior Bond , 4.625% , 10/01/39 ....................... United States 65,000 57,474
Senior Bond , 5% , 6/04/42 ........................... United States 260,000 230,013
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 125,000 123,096
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 240,000 233,691
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 65,000 63,779
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 575,000 578,577
Senior Note , 144A, 5% , 3/01/32 ...................... United States 35,000 35,515
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 205,000 206,900
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 77,689
2,100,013
Ground Transportation 0.8%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 432,539
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 115,000 111,334
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 93,000 92,514
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 395,000 394,325
b
SMBC Aviation Capital Finance DAC ,
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 485,000 492,097
Senior Note , 144A, 5.1% , 4/01/30 ..................... Ireland 200,000 201,695
1,724,504
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 193,492
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 275,000 267,317
460,809
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 220,000 228,401
Senior Bond , 1.875% , 2/28/31 ........................ United States 85,000 74,552
Senior Bond , 4.78% , 3/25/38 ......................... United States 127,000 117,752
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 200,000 205,070
Senior Bond , 6% , 4/01/54 ........................... United States 263,000 253,794
Senior Note , 3.625% , 3/15/32 ........................ United States 59,000 55,089
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 180,000 183,563
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 216,692
1,334,913
Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 50,000 49,884
Senior Note , 4.65% , 3/16/31 ......................... United States 95,000 94,867
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 295,000 294,269
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 298,000 302,483
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 275,000 276,726
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 687,000 671,179

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 185,000 $ 187,947
Senior Note , 5.375% , 12/15/31 ....................... United States 120,000 122,345
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 135,000 130,888
2,130,588
Household Durables 0.2%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 70,000 69,334
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 111,000 110,608
Senior Bond , 3.8% , 11/01/29 ......................... United States 425,000 414,226
594,168
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 207,352
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 240,000 252,630
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 99,000 106,120
Senior Bond , 6.5% , 10/01/53 ......................... United States 120,000 127,555
Senior Bond , 5.75% , 3/15/54 ......................... United States 184,000 179,867
Senior Note , 5.6% , 3/01/28 .......................... United States 342,000 349,009
Senior Note , 4.4% , 1/15/31 .......................... United States 95,000 94,035
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 65,000 62,985
A , Senior Note , 4.25% , 10/01/30 ...................... United States 35,000 34,595
1,414,148
Insurance 1.2%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 126,242
b
Athene Global Funding ,
Secured Note , 144A, 1.985% , 8/19/28 .................. United States 385,000 360,334
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 320,000 321,790
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 222,000 221,306
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 108,000 99,382
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 246,000 245,764
Senior Note , 5.25% , 6/23/32 ......................... United States 89,000 88,854
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 160,744
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 54,414
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 244,748
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 120,466
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 311,730
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 103,197
2,458,971
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 140,000 139,769
Senior Bond , 6.3% , 5/15/56 .......................... United States 100,000 100,355

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., (continued)
Senior Note , 3.5% , 8/15/27 .......................... United States 175,000 $ 173,847
413,971
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 121,000 125,070
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 297,000 258,940
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 150,101
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 115,000 113,887
263,988
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 125,000 122,035
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 110,000 76,368
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 448,000 507,602
706,005
Metals & Mining 0.6%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 197,869
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 117,259
b
Glencore Funding LLC ,
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 396,000 407,136
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 170,000 171,259
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 247,000 261,933
1,155,456
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 201,018
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 140,000 140,329
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 155,989
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 98,651
595,987
Oil, Gas & Consumable Fuels 2.4%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 174,884
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 238,000 265,320
Senior Note , 5% , 12/15/29 .......................... Canada 104,000 105,522
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 137,000 125,421
Senior Note , 4.5% , 10/01/29 ......................... United States 242,000 240,805
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 35,000 34,615
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 95,000 99,429
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 310,000 319,623

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 137,000 $ 142,607
Senior Bond , 5.65% , 10/15/54 ........................ United States 53,000 49,994
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 330,000 333,957
Senior Note , 5.25% , 7/01/29 ......................... United States 203,000 207,383
Senior Note , 5.2% , 4/01/30 .......................... United States 120,000 122,611
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 264,843
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 141,127
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 265,000 263,437
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 230,000 232,557
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 505,000 508,700
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 105,000 102,959
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 83,983
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 130,000 129,039
b
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 85,000 85,701
Senior Secured Note , 144A, 6.25% , 1/15/30 ............. United States 545,000 561,216
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 126,000 127,982
Senior Note , 4.9% , 8/01/30 .......................... United States 128,000 127,991
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 179,396
5,031,102
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note , 144A, 4.95% , 6/30/32 .................... United States 280,000 283,811
Senior Note , 144A, 4.9% , 5/15/33 ..................... United States 160,000 159,724
443,535
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 341,559
Personal Care Products 0.5%
Haleon US Capital LLC ,
Senior Note , 3.375% , 3/24/27 ........................ United States 250,000 247,967
Senior Note , 3.375% , 3/24/29 ........................ United States 310,000 301,465
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 460,000 465,518
1,014,950
Pharmaceuticals 1.1%
Merck & Co., Inc. , Senior Bond , 4.75% , 12/04/35 ............
United States 100,000 97,926
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 145,000 144,052
Senior Bond , 5.7% , 3/18/56 .......................... United States 75,000 75,177
Senior Note , 4.1% , 11/05/30 ......................... United States 445,000 439,300
Senior Note , 4.6% , 3/18/33 .......................... United States 115,000 114,239

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 5.3% , 5/19/53 .......................... United States 124,000 $ 114,952
Senior Note , 4.45% , 5/19/28 ......................... United States 102,000 102,487
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 200,655
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 191,000 193,628
Senior Bond , 5.2% , 9/25/35 .......................... United States 130,000 128,876
Senior Note , 2.2% , 9/02/30 .......................... United States 154,000 139,120
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 230,000 177,389
Zoetis, Inc. , Senior Bond , 5% , 8/17/35 ....................
United States 520,000 517,993
2,445,794
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 497,453
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 105,000 104,008
Senior Bond , 5.7% , 1/15/56 .......................... United States 15,000 14,923
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 364,000 354,781
Senior Note , 3.459% , 9/15/26 ........................ United States 600,000 598,630
b
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 200,000 213,882
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 355,000 373,741
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 200,000 208,256
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 380,000 365,619
Senior Bond , 5.3% , 5/15/36 .......................... United States 101,495 101,108
Senior Bond , 6.125% , 5/15/56 ........................ United States 62,319 61,898
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 230,000 230,214
Senior Note , 4.75% , 7/15/30 ......................... United States 75,000 75,360
2,702,420
Software 0.6%
Oracle Corp. ,
Senior Bond , 5.7% , 2/04/36 .......................... United States 235,000 225,800
Senior Bond , 3.65% , 3/25/41 ......................... United States 77,000 54,669
Senior Bond , 6.7% , 2/04/56 .......................... United States 75,000 69,176
Senior Note , 4.45% , 9/26/30 ......................... United States 130,000 125,416
Senior Note , 4.8% , 9/26/32 .......................... United States 170,000 161,711
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 280,000 279,579
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 447,000 447,206
Senior Bond , 5.7% , 4/01/55 .......................... United States 20,000 19,221
1,382,778
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 446,000 441,848
Senior Bond , 3.8% , 8/15/29 .......................... United States 200,000 195,587
Senior Bond , 2.9% , 1/15/30 .......................... United States 217,000 204,322
Senior Note , 4.7% , 12/15/32 ......................... United States 75,000 74,098

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 172,000 $ 170,125
Senior Bond , 3.8% , 2/15/28 .......................... United States 100,000 98,660
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 57,841
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 160,406
1,402,887
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 185,000 168,637
Senior Bond , 4.1% , 1/15/52 .......................... United States 200,000 142,089
310,726
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 139,000 138,529
Senior Note , 4.85% , 10/15/31 ........................ United States 162,000 161,116
299,645
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 57,000 51,439
Senior Bond , 5.5% , 3/11/35 .......................... United States 170,000 170,867
Senior Note , 5.1% , 3/11/30 .......................... United States 140,000 141,739
364,045
Tobacco 0.9%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 143,000 130,303
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 510,000 499,928
Philip Morris International, Inc. ,
Senior Note , 4.875% , 2/13/29 ........................ United States 535,000 542,099
Senior Note , 5.125% , 2/15/30 ........................ United States 626,000 639,457
1,811,787
Trading Companies & Distributors 0.5%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 6.25% , 4/15/28 .................... United States 270,000 277,317
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 260,000 264,338
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 275,000 277,093
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 139,000 141,680
960,428
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 306,000 308,633
Senior Note , 3.8% , 3/15/32 .......................... Canada 144,000 134,589
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 160,000 165,161
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 320,000 326,803
T-Mobile USA, Inc. ,
Senior Bond , 5% , 2/15/36 ........................... United States 205,000 200,683
Senior Note , 3.75% , 4/15/27 ......................... United States 329,000 327,733
Senior Note , 2.05% , 2/15/28 ......................... United States 240,000 230,454
Senior Note , 3.375% , 4/15/29 ........................ United States 198,000 192,195

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note , 3.875% , 4/15/30 ........................ United States 11,000 $ 10,713
Senior Note , 6.7% , 12/15/33 ......................... United States 25,000 27,441
1,924,405
Total Corporate Bonds (Cost $ 72,469,131 ) ....................................
72,441,266
Foreign Government and Agency Securities 31.4%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 260,000 266,756
b
Australia Government Bond ,
Senior Bond , Reg S, 2.25% , 5/21/28 ................... Australia 1,640,000 AUD 1,123,300
Senior Bond , Reg S, 3.75% , 4/21/37 ................... Australia 220,000 AUD 140,493
Senior Bond , Reg S, 3% , 3/21/47 ...................... Australia 310,000 AUD 156,318
b
Austria Government Bond ,
Senior Bond , 144A, Reg S, 0.5% , 2/20/29 ............... Austria 630,000 EUR 695,970
Senior Bond , 144A, Reg S, 1.5% , 2/20/47 ............... Austria 360,000 EUR 286,744
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 204,496
b
Belgium Government Bond ,
Senior Bond , 144A, Reg S, 1% , 6/22/26 ................. Belgium 740,000 EUR 867,348
Senior Bond , 144A, Reg S, 0.1% , 6/22/30 ............... Belgium 1,500,000 EUR 1,569,860
Senior Bond , 144A, Reg S, 4.25% , 3/28/41 .............. Belgium 630,000 EUR 765,227
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 225,000 EUR 238,908
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 400,000 384,300
Senior Bond , 6% , 10/20/33 ........................... Brazil 200,000 202,260
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 88,000 85,917
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 210,000 EUR 249,341
b
Bundesrepublik Deutschland ,
Reg S, 2.5% , 10/11/29 .............................. Germany 900,000 EUR 1,050,566
Reg S, 2.5% , 4/16/31 ............................... Germany 2,000,000 EUR 2,321,186
b
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.6% ,
8/15/34 ......................................... Germany 900,000 EUR 1,029,620
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 230,000 233,163
Colombia Government Bond ,
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 240,000 251,640
Senior Note , 4.5% , 11/26/30 .......................... Colombia 110,000 EUR 127,042
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 262,372
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 212,400
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 310,000 323,004
Denmark Government Bond ,
0.5% , 11/15/27 .................................... Denmark 1,550,000 DKK 236,852
4.5% , 11/15/39 .................................... Denmark 650,000 DKK 118,417
b
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 260,000 264,199
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 270,000 255,406
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 260,000 262,327
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 140,000 126,218
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 240,000 246,753

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 240,000 $ 255,844
b ,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 233,288
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 371,691
b
France Government Bond ,
144A, Reg S, 0.5% , 5/25/26 .......................... France 230,000 EUR 269,727
144A, Reg S, 2.75% , 10/25/27 ........................ France 1,440,000 EUR 1,689,500
144A, Reg S, 2.75% , 2/25/29 ......................... France 1,500,000 EUR 1,754,750
144A, Reg S, 0.5% , 5/25/29 .......................... France 830,000 EUR 906,977
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 573,062
144A, Reg S, 3% , 5/25/33 ........................... France 620,000 EUR 710,048
144A, Reg S, 3% , 11/25/34 .......................... France 1,750,000 EUR 1,968,697
144A, Reg S, 4.5% , 4/25/41 .......................... France 780,000 EUR 960,918
144A, Reg S, 3.25% , 5/25/45 ......................... France 140,000 EUR 143,672
144A, Reg S, 4% , 4/25/55 ........................... France 480,000 EUR 522,956
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 200,000 215,000
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 200,000 218,345
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 264,648
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 260,000 260,608
b
Ireland Government Bond ,
Reg S, 1.1% , 5/15/29 ............................... Ireland 260,000 EUR 290,896
Reg S, 2% , 2/18/45 ................................ Ireland 110,000 EUR 101,372
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond , 144A, Reg S, 1.65% , 3/01/32 .............. Italy 1,730,000 EUR 1,852,642
Senior Bond , 144A, Reg S, 4% , 2/01/37 ................. Italy 450,000 EUR 534,520
Senior Bond , 144A, Reg S, 3.1% , 3/01/40 ............... Italy 100,000 EUR 104,906
Senior Bond , 144A, Reg S, 4.75% , 9/01/44 .............. Italy 500,000 EUR 620,042
Senior Bond , 144A, Reg S, 1.7% , 9/01/51 ............... Italy 280,000 EUR 191,256
Senior Bond , Reg S, 6.5% , 11/01/27 ................... Italy 1,520,000 EUR 1,880,756
Senior Note , Reg S, 2.95% , 7/01/30 .................... Italy 1,000,000 EUR 1,166,077
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 340,000 332,922
Japan Government Bond ,
0.1% , 3/20/27 .................................... Japan 600,000,000 JPY 3,800,671
2.3% , 6/20/27 .................................... Japan 205,000,000 JPY 1,326,938
2.2% , 3/20/31 .................................... Japan 845,000,000 JPY 5,477,832
0.4% , 3/20/36 .................................... Japan 435,000,000 JPY 2,269,416
2.3% , 3/20/40 .................................... Japan 310,000,000 JPY 1,832,258
0.3% , 6/20/46 .................................... Japan 171,000,000 JPY 601,687
0.8% , 3/20/47 .................................... Japan 93,000,000 JPY 361,670
2.2% , 3/20/51 .................................... Japan 212,000,000 JPY 1,033,208
2.1% , 9/20/54 .................................... Japan 90,000,000 JPY 411,477
0.5% , 3/20/60 .................................... Japan 102,000,000 JPY 255,868
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 256,427
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 578,426
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000
e
MXN 599,329
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 220,000 195,833
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 100,000 EUR 118,146
b
Netherlands Government Bond ,
144A, Reg S, 0.5% , 7/15/26 .......................... Netherlands 300,000 EUR 351,064
144A, Reg S, 0.25% , 7/15/29 ......................... Netherlands 290,000 EUR 315,019

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Netherlands Government Bond, (continued)
144A, Reg S, 2.75% , 7/15/36 ......................... Netherlands 500,000 EUR $ 566,120
144A, Reg S, 3.75% , 1/15/42 ......................... Netherlands 410,000 EUR 500,306
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD 219,001
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 240,000 256,762
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 170,000 EUR 194,624
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 198,740
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 490,000 460,232
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 420,000 387,009
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 145,000 145,563
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 360,000 369,886
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 418,880
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 326,645
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 261,489
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 320,000 EUR 366,262
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 330,000 325,170
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 310,000 318,463
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 400,000 401,078
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 200,000 203,008
b
Spain Bonos Y Obligaciones del Estado ,
144A, Reg S, 5.15% , 10/31/28 ........................ Spain 800,000 EUR 992,865
Senior Bond , 144A, Reg S, 3.55% , 10/31/33 ............. Spain 1,010,000 EUR 1,209,022
Senior Bond , 144A, Reg S, 3.3% , 4/30/36 ............... Spain 600,000 EUR 692,851
Senior Bond , 144A, Reg S, 5.15% , 10/31/44 ............. Spain 410,000 EUR 556,963
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 .............. Spain 210,000 EUR 208,796
Senior Bond , 144A, Reg S, 1% , 10/31/50 ................ Spain 50,000 EUR 31,009
b
Sweden Government Bond ,
Reg S, 1% , 11/12/26 ............................... Sweden 6,950,000 SEK 748,465
Reg S, 3.5% , 3/30/39 ............................... Sweden 660,000 SEK 75,652
b
Switzerland Government Bond ,
Reg S, 4% , 4/08/28 ................................ Switzerland 540,000 CHF 742,576
Reg S, 1.5% , 4/30/42 ............................... Switzerland 290,000 CHF 424,537
Thailand Government Bond ,
Senior Bond , 2% , 12/17/31 ........................... Thailand 15,700,000 THB 489,602
Senior Bond , 2.41% , 3/17/35 ......................... Thailand 15,500,000 THB 485,956
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 590,000 579,474
b
United Kingdom Gilt ,
Reg S, 6% , 12/07/28 ............................... United Kingdom 420,000 GBP 594,560
Reg S, 3.5% , 7/22/68 ............................... United Kingdom 610,000 GBP 549,996
f
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 370,000 435,675
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 240,000 257,744
Total Foreign Government and Agency Securities (Cost $ 74,129,544 ) ............
67,733,773
Asset-Backed Securities 7.1%
Capital Markets 0.2%
b ,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.123% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 513,557

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 6.9%
b ,g
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 $ 350,925
b ,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.112% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,768
b ,g
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.187% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,866
b ,g
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.814% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,247
b ,g
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 260,000 260,302
b ,g
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.807% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 271,375 271,668
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 89,042 90,786
b ,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.075% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,780
g
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.249% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 77,247 75,644
b ,g
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 400,000 400,324
b ,g
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.132% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,326
b ,g
CIFC Funding Ltd. ,
2021-4A , AR , 144A, FRN , 5.026% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,662
2021-7A , AR , 144A, FRN , 4.756% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 909,000 909,135
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 580,000 570,138
b ,g
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.155% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,437
b ,g
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.733% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 250,184
b ,g
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 300,150
b ,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.052% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,677
b ,g
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 225,000 224,553
b ,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.055% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,661
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 118,352 118,367
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 135,502 134,802
h
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 815,587 265,119
b ,i
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 502,000 503,161
b ,g
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 5.34% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 155,678 156,121
b ,g
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.645% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 500,000 499,993
b ,g
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.064% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 300,000 300,920
b ,g
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.075% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,769
b ,g
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 380,000 380,439
g
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.109% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 930,383 279,447

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,g
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.185% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 250,000 $ 250,869
2021-1A , A1R , 144A, FRN , 5.023% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,465
b ,g
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.793% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 1,220,000 1,217,516
b ,g
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.135% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 428,303
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 233,210 231,021
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 833,600 827,829
b ,g
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.104% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 196,308 196,331
g
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 4.809% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 108,383 98,330
b ,g
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.063% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,658
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 477,000 461,384
b ,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 159,354 159,357
b ,g
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.995% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 87,009 87,267
b ,g
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 540,000 540,573
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 121,666 121,190
b ,g
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 42,095 42,096
g
Washington Mutual Asset-Backed Certificates WMABS Trust ,
2006-HE2 , A3 , FRN , 4.069% , ( 1-month SOFR + 0.414% ),
5/25/36 . ......................................... United States 419,628 331,965
b ,g
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.133% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 400,000 401,210
14,669,735
a a a a a a
Total Asset-Backed Securities (Cost $ 15,568,590 ) .............................
15,183,292
Commercial Mortgage-Backed Securities 4.8%
Financial Services 4.8%
b ,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.89% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 140,547 140,760
h ,j
BANK ,
2019-BN20 , XA , IO, FRN , 0.922% , 9/15/62 .............. United States 8,718,692 201,078
2020-BN30 , XA , IO, FRN , 1.351% , 12/15/53 ............. United States 6,772,420 305,418
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 229,262
h ,j
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.909% ,
10/15/53 ........................................ United States 4,420,599 241,277
Benchmark Mortgage Trust ,
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 220,000 224,071
h,j
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 1,965,907 120,981
b
BX Trust ,
h
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 436,000 438,003
g
2025-VOLT , A , 144A, FRN , 5.355% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 120,000 120,134
h
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 296,522
h
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 ................ United States 230,000 217,647

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
CFCRE Commercial Mortgage Trust, (continued)
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 210,000 $ 204,262
h
Citigroup Commercial Mortgage Trust , 2016-P6 , A5 , FRN , 3.72% ,
12/10/49 ........................................ United States 238,000 235,672
h
COMM Mortgage Trust ,
b
2013-CR13 , D , 144A, FRN , 5.003% , 11/10/46 ............ United States 166,612 94,346
2014-CR14 , C , FRN , 3.246% , 2/10/47 .................. United States 222,000 217,691
2014-CR17 , C , FRN , 4.942% , 5/10/47 .................. United States 459,000 434,084
2015-LC19 , C , FRN , 4.567% , 2/10/48 .................. United States 195,367 190,613
b ,h ,j
Credit Suisse Commercial Mortgage Trust ,
2006-C4 , AX , IO, 144A, FRN , 1.411% , 9/15/39 ............ United States 147 —
2007-C2 , AX , IO, 144A, FRN , 0.029% , 1/15/49 ............ United States 614,587 159
CSAIL Commercial Mortgage Trust ,
h
2015-C1 , C , FRN , 3.888% , 4/15/50 .................... United States 371,000 348,416
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 99,170 98,877
h
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 262,370
b ,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.535% ,
8/10/44 ......................................... United States 548,119 536,113
b ,h
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.591% , 9/10/37 ................................... United States 350,000 341,036
b ,h
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
LC9 , D , 144A, FRN , 3.691% , 12/15/47 .................. United States 441,000 430,794
h
JPMBB Commercial Mortgage Securities Trust ,
j
2014-C22 , XA , IO, FRN , 0.554% , 9/15/47 ................ United States 420,677 6
2014-C23 , B , FRN , 4.673% , 9/15/47 ................... United States 168,076 166,122
h ,j
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.577% , 6/13/52 ........................... United States 7,057,878 228,295
b ,h
MAD Commercial Mortgage Trust ,
2025-11MD , C , 144A, FRN , 5.818% , 10/15/42 ............ United States 317,000 319,712
2025-11MD , D , 144A, FRN , 6.571% , 10/15/42 ............ United States 306,000 309,924
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 4.082% , 7/15/46 ................... United States 481,236 457,899
b
2013-C9 , D , 144A, FRN , 3.917% , 5/15/46 ............... United States 274,000 249,926
2015-C22 , C , FRN , 4.104% , 4/15/48 ................... United States 659,000 560,153
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 214,000 198,221
b ,g
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.855% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 320,000 319,992
h ,j
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
1.115% , 12/15/50 .................................. United States 5,129,869 64,602
b ,h
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 217,000 215,816
Wells Fargo Commercial Mortgage Trust ,
2016-BNK1 , AS , 2.814% , 8/15/49 ...................... United States 707,000 685,541
h,j
2016-LC25 , XA , IO, FRN , 0.921% , 12/15/59 .............. United States 3,406,138 5,954
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 182,000 180,249
2017-RC1 , C , 4.591% , 1/15/60 ........................ United States 199,000 193,637
h,j
2019-C52 , XA , IO, FRN , 1.706% , 8/15/52 ................ United States 2,958,348 116,637
h
2020-C57 , C , FRN , 4.157% , 8/15/53 ................... United States 167,000 152,572
h ,j
WFRBS Commercial Mortgage Trust , 2013-C14 , XA , IO, FRN ,
0.456% , 6/15/46 ................................... United States 114,877 1
10,354,845
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 10,622,859 ) ..............
10,354,845
Mortgage-Backed Securities 18.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Pool, 30 Year , 3.5%, 4/01/52 ..................... United States 835,343 764,300

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 1,139,199 $ 1,174,029
1,938,329
Federal National Mortgage Association (FNMA) Fixed Rate 14.4%
FNMA, 20 Year , 1.5%, 11/01/41 ......................... United States 480,072 401,510
FNMA, 30 Year , 3.5%, 11/01/51 ......................... United States 760,674 694,741
FNMA, 30 Year , 6%, 9/01/54 ........................... United States 1,039,254 1,062,140
k
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/56 ...... United States 5,000,000 4,001,811
k
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/56 ..... United States 5,000,000 4,187,577
k
Uniform Mortgage-Backed Securities , 3% , TBA, 5/25/56 ...... United States 2,000,000 1,751,210
k
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/56 ..... United States 1,000,000 910,371
k
Uniform Mortgage-Backed Securities , 4.5% , TBA, 5/25/56 ..... United States 4,000,000 3,848,160
k
Uniform Mortgage-Backed Securities , 5% , TBA, 5/25/56 ...... United States 3,000,000 2,955,974
k
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/56 ..... United States 4,000,000 4,020,522
k
Uniform Mortgage-Backed Securities , 6% , TBA, 5/25/56 ...... United States 2,000,000 2,041,978
k
Uniform Mortgage-Backed Securities , 6.5% , TBA, 5/25/56 ..... United States 5,000,000 5,188,128
31,064,122
Government National Mortgage Association (GNMA) Fixed Rate 3.1%
k
GNMA II, Single-family, 30 Year , 2.5%, 5/15/56 ............. United States 1,000,000 856,734
GNMA II, Single-family, 30 Year , 4%, 2/20/48 ............... United States 1,531,320 1,458,540
k
GNMA II, Single-family, 30 Year , 4%, 5/15/56 ............... United States 1,000,000 933,223
k
GNMA II, Single-family, 30 Year , 5.5%, 5/15/56 ............. United States 2,000,000 2,014,367
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 1,414,868 1,474,028
6,736,892
Total Mortgage-Backed Securities (Cost $ 39,635,742 ) ..........................
39,739,343
Residential Mortgage-Backed Securities 7.0%
Financial Services 7.0%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 522,991 527,576
g
Alternative Loan Trust ,
2006-OA10 , 1A1 , FRN , 4.469% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 81,905 76,255
2006-OA10 , 4A1 , FRN , 4.149% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 215,242 192,158
2006-OA19 , A1 , FRN , 3.955% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 116,865 95,480
2006-OA7 , 1A2 , FRN , 4.449% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 153,602 152,922
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 221,736 221,847
b ,h
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 41,786 40,268
g
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.369% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 46,890 44,944
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 113,344 114,158
b ,g
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 84,279 84,513
2025-7 , A11 , 144A, FRN , 5.045% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 83,274 83,594
b ,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.949% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 134,272 121,008
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 500,800 503,885
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 191,703 192,764

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Cross Mortgage Trust, (continued)
2024-H3 , A1 , 144A, 6.272% , 6/25/69 ................... United States 187,313 $ 188,971
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 444,336 448,511
b ,g
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.295% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 34,430 34,520
2021-DNA6 , M2 , 144A, FRN , 5.145% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 273,438 274,079
2021-DNA7 , M2 , 144A, FRN , 5.445% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 889,000 893,413
2022-DNA2 , M1A , 144A, FRN , 4.945% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 31,951 31,964
2022-DNA3 , M1B , 144A, FRN , 6.545% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 30,000 30,527
2022-DNA5 , M1A , 144A, FRN , 6.595% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 181,809 184,047
2022-DNA6 , M1A , 144A, FRN , 5.795% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 4,428 4,439
2022-DNA6 , M1B , 144A, FRN , 7.345% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 24,818
2022-HQA1 , M1A , 144A, FRN , 5.745% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 2,207 2,208
2023-DNA1 , M1A , 144A, FRN , 5.746% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 121,961 123,408
2023-HQA2 , M1A , 144A, FRN , 5.645% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 18,813 18,832
2023-HQA3 , A1 , 144A, FRN , 5.495% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 123,944 124,713
2023-HQA3 , M1 , 144A, FRN , 5.495% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 45,145 45,406
2024-DNA1 , A1 , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 133,701 134,333
2024-DNA2 , A1 , 144A, FRN , 4.895% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 103,395 103,859
2025-DNA1 , A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 38,710 38,752
2025-DNA3 , M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 225,493 225,604
g
FNMA Connecticut Avenue Securities Trust ,
2018-C02 , 2M2 , FRN , 5.96% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 10,215 10,350
b
2021-R03 , 1M2 , 144A, FRN , 5.295% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 289,463 290,633
b
2022-R01 , 1M1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 8,053 8,051
b
2022-R02 , 2M2 , 144A, FRN , 6.645% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 406,072 411,240
b
2022-R03 , 1M2 , 144A, FRN , 7.145% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 127,000 129,779
b
2022-R04 , 1M2 , 144A, FRN , 6.745% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 120,000 122,070
b
2022-R09 , 2M1 , 144A, FRN , 6.145% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 39,068 39,377
b
2023-R06 , 1M1 , 144A, FRN , 5.345% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 25,295 25,355
b
2023-R07 , 2M1 , 144A, FRN , 5.595% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 17,396 17,431

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R02 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 3,261 $ 3,261
b
2024-R03 , 2M1 , 144A, FRN , 4.795% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 17,461 17,464
b
2024-R04 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 12,170 12,171
b
2024-R06 , 1A1 , 144A, FRN , 4.795% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 241,258 242,103
b
2025-R01 , 1A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 72,382 72,456
b
2025-R01 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 44,815 44,833
b
2025-R02 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 122,928 123,170
b
2025-R02 , 1M1 , 144A, FRN , 4.795% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 168,665 168,771
b
2025-R04 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 98,951 99,119
b
2025-R04 , 1M1 , 144A, FRN , 4.845% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 203,341 203,559
b
2025-R06 , 1A1 , 144A, FRN , 4.545% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 234,793 235,051
b
2026-R01 , 2A1 , 144A, FRN , 4.495% , ( 30-day SOFR Average +
0.85% ), 1/25/46 ................................... United States 420,139 420,274
b
2026-R01 , 2M1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 451,856 452,140
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 486,086 489,417
g
2025-2 , A11 , 144A, FRN , 4.895% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 418,533 419,967
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 5.75% ,
7/25/61 ......................................... United States 188,539 188,788
b
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 722,353 726,105
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 133,010 133,325
b ,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.037% , 8/26/47 .............................. United States 22,387 22,413
b
Morgan Stanley Residential Mortgage Loan Trust ,
g
2024-3 , AF , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 7/25/54 ................................... United States 88,666 88,883
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................ United States 203,682 205,738
b ,g
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.669% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 23,524 23,295
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 227,618 228,762
g
2025-J2 , AF , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 106,155 106,525
b ,h
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 43,201 42,425
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 144,543 143,558
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 312,657 309,953
b ,g
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 752,000 752,472
2025-3 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 760,000 763,338

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
Station Place Securitization Trust, (continued)
2025-7 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 750,000 $ 754,215
b ,g
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.645% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 225,404 225,328
g
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.469% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 266,353 221,314
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 360,639 361,967
b ,h
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 20,112 19,706
g
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1 , A1B , FRN , 4.549% , ( 1-month SOFR + 0.894% ),
1/25/45 ......................................... United States 75,906 73,586
2005-AR13 , A1C3 , FRN , 4.749% , ( 1-month SOFR + 1.094% ),
10/25/45 ........................................ United States 67,186 65,086
2005-AR2 , 2A1B , FRN , 4.509% , ( 1-month SOFR + 0.854% ),
1/25/45 ......................................... United States 65,108 65,409
2005-AR9 , A1C3 , FRN , 4.729% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 138,217 136,628
15,100,637
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 14,953,886 ) ...............
15,100,637
Agency Commercial Mortgage-Backed Securities 6.1%
Financial Services 6.1%
FHLMC ,
g
406 , F30 , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 175,688 177,298
j
5077 , GI , IO, 3.5% , 2/25/51 .......................... United States 2,723,881 565,131
j
5116 , BI , IO, 4% , 1/25/50 ............................ United States 3,716,551 745,735
g
5396 , FG , FRN , 4.645% , ( 30-day SOFR Average + 1% ),
4/25/54 ......................................... United States 444,126 446,860
g
5466 , FG , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
10/25/54 ........................................ United States 854,087 858,258
h ,j
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098 , X1 , IO, FRN , 1.258% , 8/25/29 ................... United States 2,705,383 89,108
K113 , XAM , IO, FRN , 1.684% , 6/25/30 .................. United States 2,243,000 130,936
FNMA ,
g,j
2019-42 , SA , IO, FRN , 2.29% , ( - 1 x 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 2,154,627 221,175
j
2021-14 , CI , IO, 4.5% , 11/25/49 ....................... United States 4,106,762 917,664
j
2022-13 , CI , IO, 3% , 12/25/51 ........................ United States 3,792,151 564,219
j
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 329,936 42,160
g
2024-103 , FB , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
1/25/55 ......................................... United States 676,560 681,315
g
2024-105 , FC , FRN , 4.645% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 729,528 736,257
g
2024-77 , DF , FRN , 4.845% , ( 30-day SOFR Average + 1.2% ),
10/25/53 ........................................ United States 185,465 187,773
g
2024-82 , FE , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 229,043 230,165
g
2024-98 , FA , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 363,668 367,242
g
2025-25 , FB , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
4/25/55 ......................................... United States 374,704 376,676

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,g
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 7.01% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 371,811 $ 377,698
GNMA ,
g,j
2010-171 , SB , IO, FRN , 2.671% , ( - 1 x 1-month SOFR +
6.336% ), 12/16/40 ................................. United States 267,368 29,317
j
2014-102 , IG , IO, 3.5% , 3/16/41 ....................... United States 23,557 251
j
2014-76 , IO, 5% , 5/20/44 ............................ United States 159,449 32,248
h,j
2014-H12 , BI , IO, FRN , 1.591% , 5/20/64 ................ United States 599,443 22,516
h,j
2014-H21 , AI , IO, FRN , 2.115% , 10/20/64 ............... United States 379,284 18,605
h,j
2015-H25 , AI , IO, FRN , 1.681% , 9/20/65 ................ United States 326,187 7,013
h,j
2015-H26 , DI , IO, FRN , 2.37% , 10/20/65 ................ United States 297,581 16,037
h,j
2015-H26 , EI , IO, FRN , 1.707% , 10/20/65 ............... United States 407,172 15,025
j
2016-75 , LI , IO, 6% , 1/20/40 ......................... United States 261,205 35,811
h,j
2016-H23 , NI , IO, FRN , 2.748% , 10/20/66 ............... United States 606,867 29,977
h,j
2017-H02 , BI , IO, FRN , 2.312% , 1/20/67 ................ United States 545,925 22,840
h,j
2017-H04 , BI , IO, FRN , 2.418% , 2/20/67 ................ United States 629,774 27,353
h,j
2017-H19 , MI , IO, FRN , 2.05% , 4/20/67 ................. United States 442,711 15,975
h,j
2020-190 , IO, FRN , 1.051% , 11/16/62 .................. United States 3,497,933 262,508
j
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 2,633,507 403,057
h,j
2021-17 , IO, FRN , 1.053% , 1/16/61 .................... United States 2,209,509 170,344
j
2021-182 , TI , IO, 3.5% , 10/20/51 ...................... United States 2,496,023 465,514
h,j
2021-189 , IO, FRN , 0.882% , 6/16/61 ................... United States 4,690,338 286,639
j
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,818,518 558,361
j
2021-97 , NI , IO, 2.5% , 8/20/49 ........................ United States 6,817,599 742,201
j
2022-160 , IB , IO, 4.5% , 2/20/50 ....................... United States 4,684,611 967,892
j
2024-186 , IO, 3% , 9/20/51 ........................... United States 3,089,928 454,580
j
2024-4 , GI , IO, 5% , 2/20/53 .......................... United States 1,680,321 413,866
g
2025-169 , FC , FRN , 4.64% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 327,022 329,203
13,042,803
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 12,646,105 ) .......
13,042,803
Total Long Term Investments (Cost $ 245,427,581 ) .............................
239,031,254
a
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.7%
l,m
U.S. Treasury Bills , 3 .56% , 7/16/26 ...................... United States 1,600,000 1,587,904
Total U.S. Government and Agency Securities (Cost $ 1,588,115 ) ................
1,587,904

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
a,n
Putnam Short Term Investment Fund , Class P , 3.843% ....... United States 5,103,022 $ 5,103,022
Total Management Investment Companies (Cost $ 5,103,022 ) ...................
5,103,022
Total Short Term Investments (Cost $ 6,691,137 ) ...............................
6,690,926
a
Total Investments (Cost $ 252,118,718 ) 114.0% ................................
$245,722,180
TBA Sale Commitments (1.4) % ..............................................
(3,061,572)
Other Assets, less Liabilities (12.6) % ........................................
(27,246,565)
Net Assets 100.0% .........................................................
$215,414,043
a a a
Principal
Amount
*
o
TBA Sale Commitments (1.4)%
Mortgage-Backed Securities (1.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.5)%
Uniform Mortgage-Backed Securities , TBA, 4% , 5/25/56 ...... United States (1,090,000) (1,022,344)
Government National Mortgage Association (GNMA) Fixed Rate (0.9)%
GNMA II, Single-family, 30 Year , 6% , 5/15/56 ............... United States (2,000,000) (2,039,228)
Total TBA Sale Commitments (Proceeds $ (3,070,278) ) .........................
$(3,061,572)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $98,636,136, representing 45.8% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
Principal amount is stated in 100 Mexican Peso Units.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
l
The rate shown represents the yield at period end.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to $1,246,008, representing 0.6% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 77,080 6/15/26 $ (762)
Australia 3 Year Bonds ........................ Long 1 74,423 6/15/26 (455)
Canada 10 Year Bonds ........................ Long 36 3,157,272 6/19/26 (87,094)
Euro-Bobl .................................. Long 5 677,489 6/08/26 (9,557)
Euro-Bund ................................. Long 8 1,177,030 6/08/26 (23,587)
Euro-Buxl .................................. Long 7 895,331 6/08/26 (21,530)
Euro-Schatz ................................ Long 7 868,794 6/08/26 (6,817)
Japan 10 Year Bonds ......................... Short 5 4,128,262 6/15/26 79,802
Long Gilt ................................... Long 31 3,652,648 6/26/26 (244,477)
U.S. Treasury 10 Year Notes .................... Long 30 3,317,812 6/18/26 (79,266)
U.S. Treasury 10 Year Ultra Notes ................ Long 8 902,875 6/18/26 (25,577)
U.S. Treasury 2 Year Notes ..................... Short 18 3,728,250 6/30/26 33,021
U.S. Treasury 5 Year Notes ..................... Long 40 4,313,438 6/30/26 (76,908)
U.S. Treasury Long Bonds ..................... Long 14 1,579,812 6/18/26 (67,249)
U.S. Treasury Ultra Bonds ...................... Long 14 1,610,438 6/18/26 (77,699)
Total Futures Contracts ...................................................................... $(608,155)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Sell 2,338,600 340,913 5/20/26 $ — $ (1,832)
Chinese Yuan ...... JPHQ Buy 6,208,400 903,282 5/20/26 6,619 —
Chinese Yuan ...... JPHQ Sell 2,418,900 351,934 5/20/26 — (2,579)
Chinese Yuan ...... WPAC Buy 146,054,700 21,250,440 5/20/26 155,294 —
Chinese Yuan ...... WPAC Sell 73,330,700 10,669,356 5/20/26 — (77,970)
Indonesian Rupiah .. GSCO Buy 13,374,158,000 794,662 5/20/26 — (22,184)
Indonesian Rupiah .. GSCO Sell 6,815,649,400 404,970 5/20/26 11,305 —
Japanese Yen ...... BOFA Buy 115,762,000 735,512 5/20/26 8,145 (3,175)
Japanese Yen ...... GSCO Buy 93,184,000 605,504 5/20/26 — (9,444)
Japanese Yen ...... HSBK Buy 125,259,900 798,053 5/20/26 6,189 (3,006)
Japanese Yen ...... HSBK Sell 197,309,400 1,256,102 5/20/26 5,445 (11,449)
Japanese Yen ...... JPHQ Sell 640,525,000 4,161,917 5/20/26 64,745 —
Japanese Yen ...... MSCO Buy 29,592,800 192,317 5/20/26 — (3,024)
Japanese Yen ...... MSCO Sell 636,780,400 4,138,286 5/20/26 65,067 —
Japanese Yen ...... SSBT Sell 15,470,400 100,523 5/20/26 1,565 —
Japanese Yen ...... TDOM Buy 33,318,700 216,537 5/20/26 — (3,412)
Japanese Yen ...... TDOM Sell 37,300,500 242,415 5/20/26 3,819 —
Japanese Yen ...... UBSW Buy 4,651,300 30,219 5/20/26 — (467)
Singapore Dollar .... HSBK Buy 591,200 470,178 5/20/26 — (5,155)
Singapore Dollar .... HSBK Sell 278,700 221,649 5/20/26 2,430 —
South Korean Won .. GSCO Buy 419,556,300 288,851 5/20/26 — (3,948)
South Korean Won .. JPHQ Buy 2,991,339,800 2,058,875 5/20/26 — (27,582)
South Korean Won .. JPHQ Sell 1,582,624,800 1,089,287 5/20/26 14,593 —
Thai Baht ......... SSBT Sell 16,563,600 535,537 5/20/26 26,731 —

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global Income Trust
Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... HSBK Buy 5,375,400 7,137,246 6/17/26 $ 176,700 $ —
British Pound ...... HSBK Sell 3,803,500 5,061,088 6/17/26 — (114,079)
Czech Koruna ...... HSBK Buy 7,216,000 339,272 6/17/26 8,235 —
Czech Koruna ...... HSBK Sell 2,795,900 131,454 6/17/26 — (3,191)
Danish Krone ...... MSCO Buy 562,400 86,848 6/17/26 1,705 —
Danish Krone ...... MSCO Sell 1,366,700 211,052 6/17/26 — (4,144)
Euro ............. BOFA Sell 410,600 473,459 6/17/26 — (9,449)
Euro ............. BZWS Buy 547,000 641,010 6/17/26 2,318 —
Euro ............. BZWS Sell 824,500 966,203 6/17/26 — (3,494)
Euro ............. HSBK Buy 14,528,100 16,750,681 6/17/26 335,860 —
Euro ............. HSBK Sell 21,719,900 25,042,719 6/17/26 — (502,119)
Euro ............. JPHQ Buy 1,035,000 1,194,049 6/17/26 23,218 —
Euro ............. MSCO Sell 1,075,200 1,244,843 6/17/26 — (19,702)
Euro ............. SSBT Buy 1,262,000 1,484,008 6/17/26 234 —
Euro ............. SSBT Sell 543,700 639,346 6/17/26 — (101)
Euro ............. TDOM Sell 277,600 320,064 6/17/26 — (6,422)
Euro ............. UBSW Buy 1,347,900 1,554,109 6/17/26 31,161 —
Euro ............. UBSW Sell 1,998,100 2,309,716 6/17/26 — (40,256)
Hungarian Forint .... BOFA Buy 33,688,000 98,287 6/17/26 9,991 —
Hungarian Forint .... BOFA Sell 17,449,200 50,909 6/17/26 — (5,175)
Norwegian Krone ... MSCO Sell 5,574,400 572,825 6/17/26 — (28,543)
Polish Zloty ........ MSCO Buy 147,300 39,582 6/17/26 1,051 —
Polish Zloty ........ MSCO Sell 911,300 244,883 6/17/26 — (6,502)
Romanian New Leu . HSBK Buy 687,600 153,843 6/17/26 996 —
Romanian New Leu . HSBK Sell 342,900 76,720 6/17/26 — (496)
Swedish Krona ..... MSCO Sell 6,652,900 713,508 6/17/26 — (8,787)
Swiss Franc ....... SSBT Buy 288,000 369,664 6/17/26 741 —
Swiss Franc ....... UBSW Buy 656,400 842,587 6/17/26 1,628 —
Swiss Franc ....... UBSW Sell 483,300 620,388 6/17/26 — (1,198)
Australian Dollar .... BOFA Buy 237,900 168,302 7/15/26 2,731 —
Australian Dollar .... BOFA Sell 639,600 452,485 7/15/26 — (7,342)
Australian Dollar .... CITI Buy 79,300 56,100 7/15/26 911 —
Australian Dollar .... GSCO Buy 32,700 23,139 7/15/26 370 —
Australian Dollar .... JPHQ Buy 96,900 68,569 7/15/26 1,095 —
Australian Dollar .... MSCO Buy 75,100 53,144 7/15/26 848 —
Australian Dollar .... MSCO Sell 301,100 213,070 7/15/26 — (3,399)
Australian Dollar .... SSBT Buy 282,400 199,845 7/15/26 3,180 —
Australian Dollar .... SSBT Sell 1,161,900 822,238 7/15/26 — (13,084)
Australian Dollar .... TDOM Buy 11,500 8,137 7/15/26 131 —
Australian Dollar .... UBSW Buy 447,100 316,379 7/15/26 5,054 —
Australian Dollar .... WPAC Buy 298,800 211,444 7/15/26 3,371 —
Australian Dollar .... WPAC Sell 197,000 139,406 7/15/26 — (2,223)
Canadian Dollar .... BOFA Buy 167,700 121,989 7/15/26 1,856 —
Canadian Dollar .... BOFA Sell 1,869,600 1,359,986 7/15/26 — (20,690)
Canadian Dollar .... BZWS Sell 304,700 221,602 7/15/26 — (3,415)
Canadian Dollar .... CITI Buy 1,590,300 1,159,736 7/15/26 14,680 —
Canadian Dollar .... CITI Sell 2,381,200 1,738,471 7/15/26 — (20,016)
Canadian Dollar .... GSCO Sell 163,900 120,236 7/15/26 — (803)
Canadian Dollar .... HSBK Buy 5,369,500 3,905,261 7/15/26 60,047 —
Canadian Dollar .... JPHQ Buy 18,900 13,746 7/15/26 212 —
Canadian Dollar .... MSCO Sell 216,800 157,664 7/15/26 — (2,440)
Canadian Dollar .... SSBT Buy 161,700 117,620 7/15/26 1,793 —
Canadian Dollar .... SSBT Sell 508,300 369,736 7/15/26 — (5,637)
Canadian Dollar .... TDOM Buy 146,400 106,485 7/15/26 1,629 —
Canadian Dollar .... UBSW Buy 676,900 492,388 7/15/26 7,494 —
Israeli New Shekel .. BOFA Sell 225,800 74,388 7/15/26 — (2,260)
Israeli New Shekel .. SSBT Buy 605,900 199,471 7/15/26 6,204 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. SSBT Sell 217,200 71,505 7/15/26 $ — $ (2,224)
Mexican Peso ...... BOFA Sell 3,509,400 201,435 7/15/26 1,776 —
Mexican Peso ...... HSBK Buy 395,400 22,694 7/15/26 — (199)
Mexican Peso ...... MSCO Sell 1,995,800 114,560 7/15/26 1,013 —
Mexican Peso ...... TDOM Buy 2,680,100 153,834 7/15/26 — (1,356)
Mexican Peso ...... UBSW Buy 1,767,000 101,421 7/15/26 — (892)
New Zealand Dollar . BOFA Sell 199,900 117,475 7/15/26 — (897)
New Zealand Dollar . MSCO Sell 335,300 197,049 7/15/26 — (1,500)
New Zealand Dollar . SSBT Sell 200,300 117,713 7/15/26 — (895)
New Zealand Dollar . UBSW Sell 37,300 21,919 7/15/26 — (168)
New Zealand Dollar . WPAC Sell 97,200 57,128 7/15/26 — (429)
Total Forward Exchange Contracts ................................................... $1,080,180 $(1,018,754)
Net unrealized appreciation (depreciation) ............................................ $61,426
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 $ 125,453 $ (97,764)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (98,197)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 3,401
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (29,199)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (3,731)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (1,279)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 729,800 26,492 (26,159)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (1,732)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (710)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (91,984)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 266,913
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (88,218)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 (2,088)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 (13,488)
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (65,786)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 90,385
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (29,930)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (5,800)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 39,840
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,003)
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,690,000 75,205 —
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,690,000 75,205 1,460
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (4,626)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global Income Trust
Schedule of Investments (unaudited)
At April 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 $ 14,124 $ 1,150
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 134,324 59,207
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,518 (17,462)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 82,427
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (29,390)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,163 63,164
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (36,625)
Unrealized appreciation 607,947
Unrealized (depreciation) (652,171)
Total $(44,224)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 2,810,000 EUR $ (67,700) $ (41,451) $ (26,249)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 3,230,000 71,613 51,256 20,357
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,913 $9,805 $(5,892)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 602 1,311 (709)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (602) (3,756) 3,154
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(2,445) $2,445
Total Credit Default Swap Contracts .................................... $3,913 $ 7,360 $(3,447)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 20,827,000 $ 175,866 $ (19,081) $ 194,947
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.75% .... Semi-Annual 6/17/28 3,318,000 CAD 6,728 6,598 130
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.5% ..... Annual 6/17/28 3,800,000 15,826 15,826 —
Receive Fixed 2.7% ... Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/17/28 9,360,000 EUR (39,985) (18,662) (21,323)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.6% ..... Quarterly 6/17/28 2,366,500 AUD 3,895 3,589 306
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/28 920,000 GBP (6,903) (5,862) (1,041)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 24,999,000 314,394 53,774 260,620
Receive Fixed 1.65% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 6/17/31 139,401,000 CNY 89,019 55,011 34,008
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 5,089,000 42,981 26,224 16,757
Receive Fixed 2.95% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 6/17/31 5,611,000 CAD (15,178) (24,199) 9,021
Receive Fixed 4.15% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/31 2,868,000 GBP (26,615) (15,920) (10,695)
Receive Fixed 4.9% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/17/31 1,694,000 AUD (2,707) 1,240 (3,947)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.8% ..... Annual 6/17/31 868,000 EUR 4,790 8,927 (4,137)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,245,000 (36,858) 7,211 (44,069)
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/17/36 1,191,000 CHF 5,147 5,523 (376)

franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global Income Trust
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.3% ..... Semi-Annual 6/17/36 4,974,000 CAD $ 7,459 $ (4,517) $ 11,976
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 3,784,000 51,780 43,198 8,582
Receive Floating 1-day
SONIA ............. Annual
Pay Fixed 4.4% ..... Annual 6/17/36 809,000 GBP 14,059 210 13,849
Receive Fixed 3.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/17/36 7,170,000 EUR (27,705) (71,977) 44,272
Receive Fixed 3.65% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 6/17/36 3,210,895,000 KRW (36,441) (1,879) (34,562)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.4% ..... Semi-Annual 6/17/36 1,465,000 NZD 1,052 1,327 (275)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3% ...... Annual 6/17/36 1,342,000 SEK 931 1,132 (201)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 5.05% .... Semi-Annual 6/17/36 1,133,000 AUD 4,482 3,155 1,327
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 6/17/36 32,675,000 NOK 14,579 2,888 11,691
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 3,564,000 (67,048) (49,189) (17,859)
Receive Fixed 3.15% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/17/56 857,000 EUR (2,395) (5,774) 3,379
Receive Fixed 3.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 6/17/56 1,093,000 CAD (1,895) (4,672) 2,777
Receive Fixed 4.8% ... Annual
Pay Floating 1-day
SONIA ........... Annual 6/17/56 311,000 GBP (10,352) (456) (9,896)
Receive Fixed 5.1% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/17/56 1,295,000 AUD (1,564) 2,941 (4,505)
Total Interest Rate Swap Contracts ................................. $477,342 $ 16,586 $460,756
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 59 .

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $241,613,972
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 10,504,746
Value - Unaffiliated issuers .................................................................. $235,183,863
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 10,538,317
Cash .................................................................................... 1,286,547
Foreign currency, at value (cost $72,603) ......................................................... 72,679
Receivables:
Investment securities sold ................................................................... 5,983
Receivable for sales of TBA securities (Note 1 d ) .................................................. 3,070,278
Capital shares sold ........................................................................ 510,670
Dividends and interest ..................................................................... 1,351,357
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,312,999
Variation margin on futures contracts ........................................................... 68,990
OTC swap contracts (upfront payments ) .......................................................... 1,311
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,080,180
Unrealized appreciation on forward premium swap option contracts ..................................... 607,947
Unrealized appreciation on OTC swap contracts .................................................... 3,154
Prepaid expenses .......................................................................... 90,068
Total assets .......................................................................... 255,184,343
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,172,455
Payable for purchases of TBA securities (Note 1 d ) ................................................ 32,826,836
Capital shares redeemed ................................................................... 362,283
Management fees ......................................................................... 50,089
Distribution fees .......................................................................... 16,144
Transfer agent fees ........................................................................ 64,299
Trustees' fees and expenses ................................................................. 60,956
Variation margin on centrally cleared swap contracts ............................................... 73,355
Deposits from brokers for:
OTC derivative contracts .................................................................. 310,000
OTC swap contracts (upfront receipts ) ........................................................... 3,756
Unrealized depreciation on OTC swap contracts .................................................... 709
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,018,754
Unrealized depreciation on forward premium swap option contracts ..................................... 652,171
TBA sale commitments, at value (proceeds $3,070,278) (Note 1d) ...................................... 3,061,572
Accrued expenses and other liabilities ........................................................... 96,921
Total liabilities ......................................................................... 39,770,300
Net assets, at value ................................................................. $215,414,043
Net assets consist of:
Paid-in capital ............................................................................. $253,470,358
Total distributable earnings (losses) ............................................................. (38,056,315)
Net assets, at value ................................................................. $215,414,043

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Income Trust
Class A:
Net assets, at value ....................................................................... $69,496,204
Shares outstanding ........................................................................ 6,955,967
Net asset value per share
a,b
.................................................................. $9.99
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $10.41
Class C:
Net assets, at value ....................................................................... $1,649,903
Shares outstanding ........................................................................ 166,018
Net asset value and maximum offering price per share
a,b
............................................ $9.94
Class R:
Net assets, at value ....................................................................... $1,022,365
Shares outstanding ........................................................................ 102,402
Net asset value and maximum offering price per share
b
............................................. $9.98
Class R5:
Net assets, at value ....................................................................... $63,850
Shares outstanding ........................................................................ 6,393
Net asset value and maximum offering price per share
b
............................................. $9.99
Class R6:
Net assets, at value ....................................................................... $14,126,068
Shares outstanding ........................................................................ 1,415,068
Net asset value and maximum offering price per share
b
............................................. $9.98
Class Y:
Net assets, at value ....................................................................... $129,055,653
Shares outstanding ........................................................................ 12,924,014
Net asset value and maximum offering price per share
b
............................................. $9.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Global Income Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2026 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $304,350
Interest:
Unaffiliated issuers ........................................................................ 4,299,925
Total investment income ................................................................... 4,604,275
Expenses:
Management fees (Note 3 a ) ................................................................... 556,950
Administrative fees (Note 3 b ) .................................................................. 1,826
Distribution fees: (Note 3c )
    Class A ................................................................................ 87,863
    Class C ................................................................................ 8,107
    Class R ................................................................................ 2,629
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 72,162
    Class C ................................................................................ 1,659
    Class R ................................................................................ 1,071
    Class R5 ............................................................................... 30
    Class R6 ............................................................................... 3,586
    Class Y ................................................................................ 130,491
Custodian fees ............................................................................. 2,546
Reports to shareholders fees .................................................................. 22,011
Registration and filing fees .................................................................... 45,535
Professional fees ........................................................................... 76,098
Trustees' fees and expenses (Note 3 f ) ........................................................... 4,393
Other .................................................................................... 3,845
Total expenses ......................................................................... 1,020,802
Expense reductions (Note 4 ) ............................................................... (1,280)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (255,018)
Net expenses ......................................................................... 764,504
Net investment income ................................................................ 3,839,771

Putnam Global Income Trust
Financial Statements
Statement of Operations
(continued)
for the six months ended April 30, 2026 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Income Trust
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 267,522
Foreign currency transactions ................................................................ (22,555)
Forward exchange contracts ................................................................. 887,412
Forward premium swap option contracts ........................................................ (44,507)
Futures contracts ......................................................................... 633,118
TBA sale commitments ..................................................................... 144,632
Swap contracts ........................................................................... (846,159)
Net realized gain (loss) .................................................................. 1,019,463
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,795,623)
Non-controlled affiliates (Note 3 g ) ........................................................... (13,034)
Translation of other assets and liabilities denominated in foreign currencies .............................. (31,702)
Forward exchange contracts ................................................................. (473,320)
Forward premium swap option contracts ........................................................ 117,452
Futures contracts ......................................................................... (1,051,289)
TBA sale commitments ..................................................................... 15,885
Swap contracts ........................................................................... 607,119
Net change in unrealized appreciation (depreciation) ............................................ (3,624,512)
Net realized and unrealized gain (loss) ............................................................ (2,605,049)
Net increase (decrease) in net assets resulting from operations .......................................... $1,234,722

Putnam Global Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global Income Trust
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,839,771 $8,079,558
Net realized gain (loss) ................................................. 1,019,463 (920,913)
Net change in unrealized appreciation (depreciation) ........................... (3,624,512) 4,105,587
Net increase (decrease) in net assets resulting from operations ................ 1,234,722 11,264,232
Distributions to shareholders:
Class A ............................................................. (1,125,163) (3,715,315)
Class C ............................................................. (19,589) (79,298)
Class R ............................................................. (15,402) (56,421)
Class R5 ............................................................ (1,010) (2,989)
Class R6 ............................................................ (258,237) (769,956)
Class Y ............................................................. (2,200,047) (6,677,582)
Total distributions to shareholders .......................................... (3,619,448) (11,301,561)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,330,529 (6,759,197)
Class C ............................................................. 143,019 (407,490)
Class R ............................................................. (20,234) (165,742)
Class R5 ............................................................ 9,922 3,880
Class R6 ............................................................ (208,075) (2,442,191)
Class Y ............................................................. 3,331,601 7,355,270
Total capital share transactions ............................................ 4,586,762 (2,415,470)
Net increase (decrease) in net assets ................................... 2,202,036 (2,452,799)
Net assets:
Beginning of period ..................................................... 213,212,007 215,664,806
End of period .......................................................... $215,414,043 $213,212,007

Putnam Global Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Global Income Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The Fund will be closed to new investors effective June 26,
2026.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8  regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2026
Year Ended
October 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 914,397 $9,213,114 1,212,324 $12,201,914
Shares issued in reinvestment of distributions .......... 105,394 1,060,335 349,001 3,483,953
Shares redeemed ............................... (887,416) (8,942,920) (2,232,585) (22,445,064)
Net increase (decrease) .......................... 132,375 $1,330,529 (671,260) $(6,759,197)
Class C Shares:
Shares sold ................................... 26,215 $263,400 6,410 $64,247
Shares issued in reinvestment of distributions .......... 1,956 19,585 7,993 79,266
Shares redeemed
a
.............................. (13,951) (139,966) (55,186) (551,003)
Net increase (decrease) .......................... 14,220 $143,019 (40,783) $(407,490)
Class R Shares:
Shares sold ................................... 6,097 $61,436 17,405 $173,851
Shares issued in reinvestment of distributions .......... 1,532 15,402 5,661 56,421
Shares redeemed ............................... (9,560) (97,072) (39,643) (396,014)
Net increase (decrease) .......................... (1,931) $(20,234) (16,577) $(165,742)
Class R5 Shares:
Shares sold ................................... 1,530 $15,418 2,851 $28,523
Shares issued in reinvestment of distributions .......... 81 812 237 2,375
Shares redeemed ............................... (626) (6,308) (2,686) (27,018)
Net increase (decrease) .......................... 985 $9,922 402 $3,880
Class R6 Shares:
Shares sold ................................... 209,316 $2,107,319 639,386 $6,435,925
Shares issued in reinvestment of distributions .......... 24,983 251,121 75,174 749,845
Shares redeemed ............................... (255,175) (2,566,515) (963,313) (9,627,961)
Net increase (decrease) .......................... (20,876) $(208,075) (248,753) $(2,442,191)
Class Y Shares:
Shares sold ................................... 1,254,434 $12,621,624 2,589,837 $25,954,142
Shares issued in reinvestment of distributions .......... 216,744 2,179,241 656,271 6,550,309
Shares redeemed ............................... (1,138,317) (11,469,264) (2,509,060) (25,149,181)
Net increase (decrease) .......................... 332,861 $3,331,601 737,048 $7,355,270
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2026, the annualized gross effective investment management fee rate was 0.518% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,482
CDSC retained .............................................................................. $45
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
February 28, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.43% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended April 30, 2026, the fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $5,448,329 $— $— $— $(13,034) $5,435,295 217,238 $114,167
Putnam Short Term Investment
Fund, Class P, 3.843% ...... 4,110,047 25,708,261 (24,715,286) — — 5,103,022 5,103,022 190,183
Total Affiliated Securities ... $9,558,376 $25,708,261 $(24,715,286) $— $(13,034) $10,538,317 $304,350
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2026, aggregated
$341,565,168 and $422,828,009, respectively.
7. Credit Risk
At April 30, 2026, the Fund had  5.5%  of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 14,314,012
Long term ................................................................................ 14,929,100
Total capital loss carryforwards ............................................................... $29,243,112
Cost of investments .......................................................................... $252,750,773
Unrealized appreciation ........................................................................ $6,220,622
Unrealized depreciation ........................................................................ (16,420,485)
Net unrealized appreciation (depreciation) .......................................................... $(10,199,863)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 112,823
a
Variation margin on futures
contracts
$ 720,978
a
Variation margin on centrally
cleared swap contracts
613,642
a
Variation margin on centrally
cleared swap contracts
152,886
a
Unrealized appreciation on
forward premium swap option
contracts
607,947 Unrealized depreciation on
forward premium swap option
contracts
652,171
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,080,180 Unrealized depreciation on OTC
forward exchange contracts
1,018,754
Credit contracts ............
Variation margin on centrally
cleared swap contracts
20,357
a
Variation margin on centrally
cleared swap contracts
26,249
a
OTC swap contracts (upfront
payments)
1,311 OTC swap contracts (upfront
receipts)
3,756
Unrealized appreciation on OTC
swap contracts
3,154 Unrealized depreciation on OTC
swap contracts
709
Total .................... $2,439,414 $2,575,503
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2026 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At April 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Global Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $633,118 Futures contracts $(1,051,289)
Swap contracts (846,185) Swap contracts 613,011
Forward premium swap option
contracts (44,507)
Forward premium swap option
contracts 117,452
Foreign exchange contracts .....
Forward exchange contracts 887,412 Forward exchange contracts (473,320)
Credit contracts ...............
Swap contracts 26 Swap contracts (5,892)
Total ....................... $629,864 $(800,038)
Putnam Global
Income Trust
Futures contracts ............................................................................ $32,915,369
Swap contracts .............................................................................. 137,849,677
Forward exchange contracts .................................................................... 125,917,006
Options .................................................................................... 74,913,550
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Global Income Trust
Forward Exchange Contracts ............................. $ 1,080,180 $ 1,018,754
Forward Premium Swap Option Contracts ................... 607,947 652,171
Swap Contracts ....................................... 4,465 4,465
Total ............................................. $1,692,592 $1,675,390
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BOFA .................... $ 27,900 $ (27,900) $ — $ — $ —
BZWS ................... 2,318 (2,318) — — —
CITI ..................... 15,591 (15,591) — — —
DBAB ................... — — — — —
GSCO ................... 11,675 (11,675) — — —
HSBK ................... 595,902 (595,902) — — —
JPHQ ................... 510,774 (247,230) (123,544) (140,000) —
MCM .................... 2,610 (2,610) — — —
MLCO ................... 1,311 (709) — — 602
MSCO ................... 128,891 (78,041) — (50,850) —
NATW ................... — — — — —
SSBT .................... 40,448 (21,941) — — 18,507
TDOM ................... 5,579 (5,579) — — —
UBSW ................... 190,928 (108,996) (81,932) — —
WPAC ................... 158,665 (80,622) — — 78,043
Total ................... $1,692,592 $(1,199,114) $(205,476) $(190,850) $97,152
$ 1
8. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 59 .
9. Upcoming Reorganization
On May 21, 2026, the Board approved a proposal to reorganize the Fund with and into Putnam Diversified Income Trust. Upon completion of the reorganization on or about August 31, 2026, assets in the Fund will be transferred into Putnam Diversified
Income Trust.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BOFA .................... $ 279,158 $ (27,900) $ (251,258) $ — $ —
BZWS ................... 6,909 (2,318) — — 4,591
CITI ..................... 48,007 (15,591) (20,841) — 11,575
DBAB ................... 2,442 — (2,442) — —
GSCO ................... 128,363 (11,675) (116,115) — 573
HSBK ................... 639,694 (595,902) (43,792) — —
JPHQ ................... 247,230 (247,230) — — —
MCM .................... 4,626 (2,610) — — 2,016
MLCO ................... 709 (709) — — —
MSCO ................... 78,041 (78,041) — — —
NATW ................... 17,462 — — — 17,462
SSBT .................... 21,941 (21,941) — — —
TDOM ................... 11,190 (5,579) — — 5,611
UBSW ................... 108,996 (108,996) — — —
WPAC ................... 80,622 (80,622) — — —
Total ................... $1,675,390 $(1,199,114) $(434,448) $— $41,828
a
At April 30, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 5,435,295 $ — $ — $ 5,435,295
Corporate Bonds ........................ — 72,441,266 — 72,441,266
Foreign Government and Agency Securities .... — 67,733,773 — 67,733,773
Asset-Backed Securities ................... — 15,183,292 — 15,183,292
Commercial Mortgage-Backed Securities ...... — 10,354,845 — 10,354,845
Mortgage-Backed Securities ................ — 39,739,343 — 39,739,343
Residential Mortgage-Backed Securities ....... — 15,100,637 — 15,100,637
Agency Commercial Mortgage-Backed Securities — 13,042,803 — 13,042,803
Short Term Investments ................... 5,103,022 1,587,904 — 6,690,926
Total Investments in Securities ........... $10,538,317 $235,183,863 $— $245,722,180
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,080,180 $— $1,080,180
Forward Premium Swap Option Contracts ..... — 607,947 — 607,947
Futures Contracts ....................... 112,823 — — 112,823
Swap Contracts ......................... — 637,153 — 637,153
Total Other Financial Instruments ......... $112,823 $2,325,280 $— $2,438,103
– – – –

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 3,061,572 $ — $ 3,061,572
Forward Exchange Contracts ............... — 1,018,754 — 1,018,754
Forward Premium Swap Option Contracts ...... — 652,171 — 652,171
Futures Contracts ........................ 720,978 — — 720,978
Swap Contracts ......................... — 179,844 — 179,844
Total Other Financial Instruments ......... $720,978 $4,912,341 $— $5,633,319
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.66%
1-day SONIA ........................ 3.73%
1-week CNY-Fixing Repo Rate .......... 1.40%
3-month AUD BBR ................... 4.37%
3-month CD_KSDA ................... 2.81%
3-month STIBOR .................... 2.09%
6-month AUD BBR ................... 4.77%
6-month EURIBOR ................... 2.52%
6-month NIBOR ..................... 4.77%

Putnam Global Income Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38916-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	June 25, 2026

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	June 25, 2026